Pension plan - Pension Benefit Plan Obligation (Details) - France	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension plan
Actuarial interest rate	0.80%	0.60%
Salary increase	1.90%	1.80%
Retirement age	62 years	62 years
Minimum
Pension plan
Employee turnover	0.00%	0.00%
Maximum
Pension plan
Employee turnover	1.10%	2.85%